Provisions - Schedule of actorial assumptions for post-employment benefit (Detail)	Dec. 31, 2023	Dec. 31, 2022
Nominal discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	9.92%	10.96%
Actual discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	5.79%	5.78%
Estimated inflation rate in the long term p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.90%	4.90%
HCCTR – Average nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	7.02%	8.05%
HCCTR – Actual nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.00%	3.00%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.00%	10.00%